INTEREST EXPENSE (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Disclosure of interest expense

US$ MILLIONS	2017	2016	2015
Interest on corporate facility	$12	$12	$5
Interest on corporate debt	51	39	22
Interest on non-recourse borrowings	361	338	334
Other financing fees	4	3	6
	$428	$392	$367